Income tax (Details 4) - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	$ (52,019)	$ (58,223)
Cumulative translation adjustment	1,574	1,953
Charged / (Credited) to the statements of income	(6,637)	4,251
Revaluation surplus reserve	(91)
Charged / (Credited) to the revaluation surplus reserve	359
Deconsolidation	14,277
Incorporation by business combination	(867)
Assets (Liabilities), net at ending of period	(43,404)	(52,019)
Trade and Other Receivables [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	(889)	(533)
Cumulative translation adjustment
Charged / (Credited) to the statements of income	(33)	(356)
Revaluation surplus reserve
Charged / (Credited) to the revaluation surplus reserve
Deconsolidation
Incorporation by business combination
Assets (Liabilities), net at ending of period	(922)	(889)
Investments [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	(131)
Cumulative translation adjustment		(16)
Charged / (Credited) to the statements of income	60	(115)
Revaluation surplus reserve
Charged / (Credited) to the revaluation surplus reserve
Deconsolidation
Incorporation by business combination
Assets (Liabilities), net at ending of period	(71)	(131)
Intangible Assets [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	(2,265)	(2,981)
Cumulative translation adjustment	(511)	259
Charged / (Credited) to the statements of income	383	457
Revaluation surplus reserve
Charged / (Credited) to the revaluation surplus reserve
Deconsolidation
Incorporation by business combination
Assets (Liabilities), net at ending of period	(2,393)	(2,265)
Others [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	(534)	(2,463)
Cumulative translation adjustment	(536)	634
Charged / (Credited) to the statements of income	2,478	1,295
Revaluation surplus reserve
Charged / (Credited) to the revaluation surplus reserve
Deconsolidation	(182)
Incorporation by business combination	(243)
Assets (Liabilities), net at ending of period	983	(534)
Subtotal Liabilities [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	(66,100)	(73,854)
Cumulative translation adjustment	(1,502)	2,545
Charged / (Credited) to the statements of income	(5,929)	5,209
Revaluation surplus reserve	(91)
Charged / (Credited) to the revaluation surplus reserve	359
Deconsolidation	14,791
Incorporation by business combination	(867)
Assets (Liabilities), net at ending of period	(59,339)	(66,100)
Investments [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	6
Cumulative translation adjustment
Charged / (Credited) to the statements of income	(6)	6
Revaluation surplus reserve
Charged / (Credited) to the revaluation surplus reserve
Deconsolidation
Incorporation by business combination
Assets (Liabilities), net at ending of period		6
Trade and Other Payables [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	5,726	4,608
Cumulative translation adjustment	858	199
Charged / (Credited) to the statements of income	(836)	919
Revaluation surplus reserve
Charged / (Credited) to the revaluation surplus reserve
Deconsolidation	(431)
Incorporation by business combination
Assets (Liabilities), net at ending of period	5,317	5,726
Tax Loss Carry-forwards [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	6,977	9,795
Cumulative translation adjustment	1,038	(264)
Charged / (Credited) to the statements of income	614	(2,554)
Revaluation surplus reserve
Charged / (Credited) to the revaluation surplus reserve
Deconsolidation	(83)
Incorporation by business combination
Assets (Liabilities), net at ending of period	8,546	6,977
Others [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	1,202	999
Cumulative translation adjustment	166	(61)
Charged / (Credited) to the statements of income	408	264
Revaluation surplus reserve
Charged / (Credited) to the revaluation surplus reserve
Deconsolidation
Incorporation by business combination
Assets (Liabilities), net at ending of period	1,776	1,202
Subtotal Assets [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	14,081	15,631
Cumulative translation adjustment	3,076	(592)
Charged / (Credited) to the statements of income	(708)	(958)
Revaluation surplus reserve
Charged / (Credited) to the revaluation surplus reserve
Deconsolidation	(514)
Incorporation by business combination
Assets (Liabilities), net at ending of period	15,935	14,081
Investment Properties and Property, Plant and Equipment [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	(58,206)	(66,589)
Cumulative translation adjustment	(173)	1,574
Charged / (Credited) to the statements of income	(7,899)	6,809
Revaluation surplus reserve	(91)
Charged / (Credited) to the revaluation surplus reserve	359
Deconsolidation	14,973
Incorporation by business combination	(624)
Assets (Liabilities), net at ending of period	(51,661)	(58,206)
Tax inflation adjustment [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	(3,017)
Cumulative translation adjustment
Charged / (Credited) to the statements of income	(1,304)	(3,017)
Revaluation surplus reserve
Charged / (Credited) to the revaluation surplus reserve
Deconsolidation
Incorporation by business combination
Assets (Liabilities), net at ending of period	(4,321)	(3,017)
Borrowings [Member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	(1,058)	(1,288)
Cumulative translation adjustment	(282)	94
Charged / (Credited) to the statements of income	386	136
Revaluation surplus reserve
Charged / (Credited) to the revaluation surplus reserve
Deconsolidation
Incorporation by business combination
Assets (Liabilities), net at ending of period	(954)	(1,058)
Property, plant and equipment [member]
Changes in deferred tax liability (asset) [abstract]
Assets (Liabilities), net at beginning of period	170	229
Cumulative translation adjustment	1,014	(466)
Charged / (Credited) to the statements of income	(888)	407
Revaluation surplus reserve
Charged / (Credited) to the revaluation surplus reserve
Deconsolidation
Incorporation by business combination
Assets (Liabilities), net at ending of period	$ 296	$ 170